Intangible Assets	6 Months Ended
Apr. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets, net comprised of the following:

	April 30,	October 31,
	2023	2022
At Cost:
Financial software	15,914	17,710
Domain name	2,792	2,643
	18,706	17,711
Less: Accumulated Amortization	6,696	5,318
Total, net	12,010	12,393

Amortization expenses was $1,077 and $1,708 for the six months ended April 30 2023 and 2022, respectively.